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Value Portfolio
Value Portfolio

SUPPLEMENT DATED JUNE 21, 2021

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2021

FOR CLASS D, CLASS I AND CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2021 for Class D, Class I and Class P Shares (the “Prospectus”) and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Value Portfolio – In the Principal Investment Strategies subsection, the last sentence of the first paragraph is deleted and replaced with the following:

As of December 31, 2020, the market capitalization range of the Russell 1000 Value Index was approximately $56.7 million to $435.5 billion.